Reserves for Losses and Loss Adjustment Expenses - Reconciliation of Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserves for losses and loss adjustment expenses, beginning of year	$ 2,045.2	$ 1,386.5	$ 818.0
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,108.6)	(976.1)	(795.2)	$ (382.2)
Net reserves for losses and loss adjustment expenses, beginning of year	1,069.1	591.3	435.8
Current year	761.7	852.3	706.4
Prior year development (favorable) adverse	(62.9)	(22.1)	(9.6)
Total incurred	698.8	830.2	696.8
Current year	(110.1)	(82.5)	(216.7)
Prior years	(329.4)	(242.2)	(311.9)
Total paid	(439.5)	(324.7)	(528.6)
Foreign exchange	11.9	(27.7)	(12.7)
Net reserves for losses and loss adjustment expenses, end of year	1,340.3	1,069.1	591.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses			795.2
Reserves for losses and loss adjustment expenses, end of year	$ 2,448.9	$ 2,045.2	$ 1,386.5